Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2024
Trade and other receivables.
Schedule of trade and other receivables

	At June 30,	At December 31,
(in thousands of $)	2024	2023
Trade receivable	$515,960	$417,994
Interest receivable	33,295	13,126
Tax receivables	46,107	63,605
Other receivables	57,513	1,962
Total trade and other receivables	$652,875	$496,687